SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life in years	5 years	5 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	3.14	3.14
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	90	90
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0	0
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	3.00	3.00